Contingencies (Details Narrative)	Oct. 12, 2021 CAD ($)	Nov. 07, 2019 USD ($)
Contingencies (Note 12)
Payment For Settlement	$ 40,000	$ 1,600,000
Settlement Expense	266,000
Contribution To Settlement Fund		$ 400,000
Payment For Settlement From Insurance Coverage	$ 226,000